Investments in associates and joint ventures (Details Narrative) - ARS ($) $ in Millions			12 Months Ended
	Jul. 30, 2017	Jan. 20, 2015	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Share of profit / (loss) of associates and joint ventures				$ (108)
Gain / (loss) from discontinued operations				193
Interests (Provision)			$ (2,452)	(72)
Quality Invest [Member] | Agreement Of Municipality of San Martin [Member]
Disclosure of transactions between related parties [line items]
Monetary Consideartion to joint venture	$ 71	$ 40
BHSA [Member]
Disclosure of transactions between related parties [line items]
Treasury stock			35.2
Use of estimated investment			$ 2,673	$ 4,134
Discount actual dividend flows			14.01%	12.99%
Employee compensation plan			35.1
Interest excluding the treasury stock			29.91%
Share Market Value (Per share)			6.65
BHSA [Member] | Condor [Member]
Disclosure of transactions between related parties [line items]
Share Market Value (Per share)			10.7
Nis [member]
Disclosure of transactions between related parties [line items]
Share Market Value (Per share)			2.24